1775 | Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com JOHN M. THORNTON john.thornton@dechert.com +1 202 261 3377 Direct +1 202 261 3077 Fax

February 13, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)

File Nos. 333-35883 and 811-08361

Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 32 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of updating disclosure related to changes to the investment strategy of the Goldman Sachs Government Income Fund (effective April 30, 2013, this Fund’s name will change to “Goldman Sachs High Quality Floating Rate Fund”) (the “Fund”), which could be construed as material. Additionally, this filing is being made to register Institutional Shares of the Fund (a new share class for this Fund).

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3377.

Sincerely,

/s/ John M. Thornton

John M. Thornton

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